Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 3 - Cash and Cash Equivalents As of June 30, 2026 and December 31, 2025, the Company had a cash balance of $1,820,365 and $2,189,232 respectively.	Note 3 - Cash and cash equivalents As of December 31, 2025 and December 31, 2024, the Company had a cash balance of $2,189,232 and $468,998 respectively.